FELDMAN WEINSTEIN LLP
                                COUNSELORS AT LAW
                        420 Lexington Avenue, Suite 2620
                            New York, New York 10170
                            Telephone: (212) 869-7000
                            Facsimile: (212) 997-4242
                       Internet: www.feldmanweinstein.com


November __, 2005

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:     Edgar Filing
                  Name of Company       Adagio Acquisition I, Inc.
                  Type of Report        Form 10-SB/A
                  SEC File No.          0-51494
                  CIK Number            0001328999


Ladies and Gentlemen:

In accordance with the provisions of Regulation S-T and on behalf of the above referenced registrant, we transmit to you the registrant's EDGAR filing of registrant's Form 10-SB/A. We request both electronic and hard copy acceptance message.

A manually signed hard copy of the transmitted report has been retained together with the Company's books and records.


                                       Very truly yours,

                                       /s/ David Feldman
                                       -----------------------------------------
                                       David Feldman